UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05537

Nicholas Money Market Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)	(Zip Code)

Jennifer R. Kloehn, Senior Vice President and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 12/31/2016

Date of Reporting Period: 09/30/2016

Item 1. Schedule of Investments.

Nicholas Money Market Fund, Inc.
Schedule of Investments (unaudited)
As of 09/30/2016

Principal		Maturity	Yield to	Amortized
Amount		Date	Maturity	Cost
----------		-------------	-----------	------------

COMMERCIAL PAPER -- 10.61%
$1,494,000	Eversource Energy	10/03/2016	0.62%	$ 1,494,000
700,000	Novartis Securities Investment Ltd.	10/03/2016	0.43%	700,000
1,797,000	Southern California Edison Company	10/03/2016	0.51%	1,797,000
2,001,000	Wal-Mart Stores, Inc.	10/03/2016	0.39%	2,001,000
1,000,000	John Deere Canada ULC	10/04/2016	0.41%	999,989
1,050,000	Rockwell Automation, Inc.	10/04/2016	0.53%	1,049,985
				-----------
	TOTAL COMMPERCIAL PAPER			8,041,974
				-----------

U.S. GOVERNMENT SECURITIES -- 94.29%
13,000,000	U.S. Treasury Bill	10/06/2016	0.10%	12,999,892
55,000,000	U.S. Treasury Bill	10/06/2016	0.02%	54,999,908
3,500,000	U.S. Treasury Bill	10/06/2016	0.17%	3,499,951
				-----------
	TOTAL U.S. GOVERNMENT SECURITIES			71,499,751
				-----------

	TOTAL SECURITY HOLDINGS - 104.90%			79,541,725
				-----------

	LIABILITIES, NET OF
	OTHER ASSETS - (4.90)%			(3,714,750)
				-----------

	TOTAL NET ASSETS
	(basis of percentages disclosed
	above) - 100.00%			$75,826,975
				-----------
				-----------

As of September 30, 2016, there were no differences between the total cost of securities for financial reporting purposes and federal income tax purposes.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

    Level 1 – quoted prices in active markets for identical investments

      Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

    Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
----------------	------------
Level 1 -
None	$ --
Level 2 -
Commercial Paper	8,041,974
Corporate Notes	--

U.S. Government Agency Securities	--
U.S. Government Securities	71,499,751
Level 3 -
None	--
-----------
Total	$79,541,725
-----------
-----------

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Money Market Fund, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: 10/13/2016

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: 10/13/2016

By: /s/ Jennifer R. Kloehn
Name: Jennifer R. Kloehn
Title: Principal Financial Officer
Date: 10/13/2016